Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) $ / $
Financial risk management
Long-term debt		$ 9,000,000	$ 5,000,000	$ 4,513,503
Total liabilities	$ 745,468	14,515,358	11,650,909	$ 7,365,333
U.S. Dollar
Financial risk management
Exchange rate | $ / $				19.9087
Liquidity
Financial risk management
Long-term debt		9,000,000	5,000,000	$ 4,513,503
Interest		3,455,937	1,704,830	306,718
Trade accounts payable		332,287	213,207	204,048
Interest Payable		147,115	73,489	44,295
Lease Liabilities		208,205	224,736	194,763
Accounts payable with related parties		286,479	269,249	167,704
Total liabilities		13,430,023	7,485,511	5,431,031
Liquidity | 2023
Financial risk management
Long-term debt		1,500,000		3,013,502
Interest		804,897	368,995	188,641
Trade accounts payable		332,287	213,207	204,048
Interest Payable		147,115	73,489	44,295
Lease Liabilities		33,446	29,332	26,553
Accounts payable with related parties		286,479	269,249	167,704
Total liabilities		3,104,224	954,272	3,644,743
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt		1,000,000	1,500,000	1,500,001
Interest		1,880,865	863,034	118,077
Lease Liabilities		174,759	195,404	168,210
Total liabilities		3,055,624	2,558,438	$ 1,786,288
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt		6,500,000	3,500,000
Interest		770,175	472,801
Total liabilities		$ 7,270,175	$ 3,972,801